UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 131.1%

Corporate — 15.5%
New Jersey EDA, RB, AMT:
Continental Airlines Inc. Project, 7.00%, 11/15/30	$925	$924,658
Disposal, Waste M Management of New Jersey, Series A, 5.30%, 6/01/15	500	539,110
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	178,724
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	301,968

		1,944,460

County/City/Special District/School District — 9.3%
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.01%, 7/01/34 (a)	100	91,490
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	260	293,420
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.50%, 12/15/32 (b)	1,000	286,370
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	362,648
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	200	36,944
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.25%, 8/15/38	100	105,565

		1,176,437

Education — 20.3%
New Jersey EDA, RB School Facilities Construction:
Series CC-2, 5.00%, 12/15/31 (c)	200	209,710
Series CC-2, 5.00%, 12/15/32 (c)	200	209,210
Series S, 5.00%, 9/01/36	200	203,792
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	103,826

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$380	$393,372
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	250	234,492
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	274,449
Series D, Georgian Court University, 5.00%, 7/01/33	100	95,376
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	200,429
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	65	66,691
5.00%, 12/01/26	50	50,990
5.13%, 12/01/27	200	204,630
5.25%, 12/01/32	300	304,500

		2,551,467

Health — 23.2%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	150	128,800
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	52,933
5.88%, 1/01/37	110	91,465
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	494,550
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	119,384
New Jersey Health Care Facilities Financing Authority, RB:
Hackensack University Medical Center, 6.00%, 1/01/25	1,000	1,005,960
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	252,360
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	100,995
Virtua Health (AGC), 5.50%, 7/01/38	150	159,075

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (b)	$500	$102,570
CAB, St. Barnabas Health, Series B 5.69%, 7/01/36 (b)	840	102,035
CAB, St. Barnabas Health, Series B 5.75%, 7/01/37 (b)	900	100,863
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	203,085

		2,914,075

Housing — 14.0%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	210	211,344
S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	518,815
S/F Housing, Series X, AMT, 5.05%, 4/01/18	215	222,312
Series A, 4.75%, 11/01/29	140	138,769
Series AA, 6.38%, 10/01/28	245	270,475
Series AA, 6.50%, 10/01/38	160	174,599
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	227,694

		1,764,008

State — 19.6%
New Jersey EDA, RB:
Newark Downtown District Management Corp., 5.13%, 6/15/37	100	84,923
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	546,750
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	339,483
Transportation Project Sublease, Series A (AGM), 5.75%, 5/01/10	900	900,126
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	200	216,846
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 12/15/38	150	166,608
(AGC), 5.63%, 12/15/28	100	111,518
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	104,188

		2,470,442

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Tobacco — 1.5%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	$200	$191,028

Transportation — 19.1%
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	314,010
New Jersey State Turnpike Authority, Refunding RB (AMBAC):
Series C, 6.50%, 1/01/16	160	189,171
Series C, 6.50%, 1/01/16 (d)	785	904,485
Series C-2005, 6.50%, 1/01/16 (d)	55	67,015
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	175	192,033
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	266,997
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	490	463,682

		2,397,393

Utilities — 8.6%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	75	73,979
Passaic Valley Sewage Commissioners, Refunding RB, Sewer System, Series E (AMBAC), 5.75%, 12/01/21	1,000	1,006,200

		1,080,179

Total Municipal Bonds in New Jersey		16,489,489

Puerto Rico — 15.2%

Education — 4.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	600	542,580

Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	275	274,513

State — 5.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (b)	795	126,270
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	215	227,191

2	BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$365	$386,991

		740,452

Utilities — 2.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	359,467

Total Municipal Bonds in Puerto Rico		1,917,012

Total Municipal Bonds – 146.3%		18,406,501

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

New York — 1.9%
Transportation — 1.9%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	240	245,104

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 1.9%		245,104

Total Long-Term Investments (Cost – $18,649,632) – 148.3%		18,651,605

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 0.04% (f)(g)	1,189,049	1,189,049

Total Short-Term Securities (Cost – $1,189,049) – 9.4%		1,189,049

Total Investments (Cost – $20,038,681*) – 157.7%		19,840,654
Liabilities in Excess of Other Assets – (1.6)%		(201,559)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.3)%		(160,163)
Preferred Shares, at Redemption Value – (54.8)%		(6,900,446)

Net Assets Applicable to Common Shares – 100.0%		$12,578,486

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,957,217

Gross unrealized appreciation	$653,820
Gross unrealized depreciation	(930,300)

Net unrealized depreciation	$(276,480)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co.	$418,920	$1,114

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investment in companies considered to be affiliate of the Trust during the period, for purposes of Section 2(a)(3) of Investment Act of 1940 were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held At April 30, 2010	Income

CMA
New Jersey
Municipal
Money Fund	819,689	369,360	1,189,049	$241

(g)	Represents the current yield as of report date.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$18,651,605	—	$18,651,605
Short-Term Securities	$1,189,049	—	—	1,189,049

Total	$1,189,049	$18,651,605	—	$19,840,654

[1] See above Schedule of Investments for values in each sector.

4	BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 28, 2010